Debt (Details Narrative) (10-K)														3 Months Ended	12 Months Ended
	Aug. 31, 2020 USD ($) shares	Jul. 31, 2020 shares	Jul. 02, 2020 USD ($)	Jul. 01, 2020 shares	Jun. 04, 2020 USD ($) shares	Apr. 29, 2020 USD ($) shares	Dec. 31, 2018 shares	Dec. 31, 2018 shares	Dec. 21, 2018 USD ($) Integer	Dec. 20, 2018 USD ($) $ / shares	Nov. 20, 2018 USD ($)	Nov. 09, 2018 shares	Aug. 22, 2017 USD ($)	Aug. 31, 2020 USD ($) shares	May 31, 2020 USD ($) shares	May 31, 2019 USD ($)	Oct. 13, 2020 USD ($)	Jun. 23, 2020 USD ($)	May 12, 2020 USD ($)	May 04, 2020 USD ($)	Dec. 31, 2017 USD ($)
Debt instrument, default interest rate			10.00%
Repayment of debt			$ 152,500
Number of common stock issued | shares				25,000	85,905									250,000
Description of debt instrument priority terms															The Note was secured by a first priority security interest in all personal property and assets of the Company excluding the assets held in escrow with respect to (i) that certain stock purchase agreement with Polar, pursuant to which Polar agreed to sell up to 490,000 shares of the Company's common stock to the Company thirty days after the consummation of the Business Combination and (ii) that certain stock purchase agreement with K2, pursuant to which K2 agreed to sell up to 220,000 shares of the Company's common stock to the Company thirty days after the consummation of the Business Combination.
Principal amount of convertible securities					$ 100,000									$ 100,000		$ 500,000
Number of conversion of shares | shares												520,000
Series A-1 Exchange Convertible Note [Member]
Number of conversion of shares | shares								193,648
Jed Kaplan [Member]
Number of common stock issued | shares	45,000	320,000
Subsequent Event [Member]
Principal amount of debt instrument					$ 100,000
Polar Asset Management Partners Inc. [Member]
Number of shares agreed to sell | shares															490,000
K2 Principal Fund L.P. [Member]
Number of shares agreed to sell | shares															220,000
Securities Exchange Agreement [Member] | Series A-1 Exchange Convertible Note [Member]
Principal amount of convertible securities														1,500,000
Debt forgiveness income														$ 300,000	$ 300,000
Initial Public Offering [Member]
Underwriter fees													$ 3,200,000		1,000,000
Sponsor Loan [Member] | Initial Public Offering [Member]
Loan amount															$ 0	93,761					$ 201,707
10% Fixed Convertible Promissory Note [Member]
Debt instrument, default interest rate			10.00%
Principal amount of debt instrument			$ 152,500
Repayment of debt			201,300
Interest repaid			15,200
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member]
Debt instrument, default interest rate						10.00%
Debt maturity date						Oct. 29, 2020
Principal amount of debt instrument						$ 152,000														$ 152,500
Repayment of debt						152,000
Original issue discount						$ 2,500
Remaining unpaid principal amount percentage						135.00%
Number of common stock issued | shares				10,000
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member] | Subsequent Event [Member]
Interest repaid			$ 15,000
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member] | Two Tranches [Member]
Debt description						10,000 shares of common stock within three trading days of the Effective Date; and In the event the average of the three volume weighted average prices for the Company's common stock during the three consecutive trading days immediately preceding the date which is the 180th day following the Effective Date is less than $1.00 per share, then Harbor Gates will be entitled, and the Company will issue to Harbor Gates additional shares of common stock as set forth in the Harbor Gates Note.
Number of common stock issued | shares						10,000
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member] | Guaranteed [Member]
Debt instrument, default interest rate						20.00%
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member] | Mandatory Default Amount [Member]
Debt instrument, default interest rate	35.00%													35.00%	35.00%
Harbor Gates Note [Member]
Variable Conversion price of common stock description														The "Variable Conversion Price" will be equal to the lower of: (a) $1.00, or (b) 70% of the lowest volume weighted average price of the Company's common stock during the 15 consecutive trading days prior to the date on Harbor Gates elects to convert all or part of the Harbor Gates Note.	The "Variable Conversion Price" will be equal to the lower of: (a) $1.00, or (b) 70% of the lowest volume weighted average price of the Company's common stock during the 15 consecutive trading days prior to the date on Harbor Gates elects to convert all or part of the Harbor Gates Note.
Kaplan Promissory Note [Member]
Principal amount of debt instrument																			$ 45,000
Kaplan Promissory Note [Member] | Jed Kaplan [Member]
Debt instrument, default interest rate																			3.00%
Principal amount of debt instrument	$ 25,272													$ 25,272	$ 64,728		$ 25,272	$ 90,000	$ 90,000
Equity method investment, ownership percentage	10.00%													10.00%				10.00%	5.00%
Debt instrument, effective interest percentage																			10.00%
Secured Demand Promissory Note [Member]
Principal amount of debt instrument											$ 1,800,000
Underwriter fees											$ 20,000
Accrued interest rate of debt instrument											125.00%
Secured Demand Promissory Note [Member] | May 20, 2019 [Member]
Accrued interest rate of debt instrument											8.00%
Secured Demand Promissory Note [Member] | May 21, 2019 Through August 20, 2019 [Member]
Accrued interest rate of debt instrument											12.00%
Secured Demand Promissory Note [Member] | August 21, 2019, through November 20, 2019 [Member]
Accrued interest rate of debt instrument											15.00%
Secured Demand Promissory Note [Member] | August 20, 2019 [Member]
Interest rate for debt default											12.00%
Secured Demand Promissory Note [Member] | After August 21, 2019 [Member]
Accrued interest rate of debt instrument											18.00%
Series A 1 Exchange Convertible Note [Member]
Number of conversion of shares | shares							193,648
Remaining note payable															1,000,000	$ 1,000,000
Series A 1 Exchange Convertible Note [Member] | Securities Exchange Agreement [Member] | Series A-1 Exchange Convertible Note [Member]
Debt instrument, default interest rate										2.67%
Principal amount of convertible securities									$ 500,000	$ 500,000
Description of payment terms									The Company was permitted to pay the interest in cash or at its sole discretion, in shares of its common stock or a combination of cash and common stock. However, the Company could only pay the interest in shares of its common stock if (i) all the equity conditions specified in the note ("Equity Conditions") had been met (unless waived by the Holder in writing) during the 20 trading days immediately prior to the interest payment date ("Interest Notice Period"), (ii) the Company had provided proper notice pursuant to the terms of the note and (iii) the Company had delivered to the Holder's account certain number of shares of its common stock to be applied against such interest payment prior to (but no more than five trading days before) the Interest Notice Period.	The Company was permitted to pay the interest in cash or at its sole discretion, in shares of its common stock or a combination of cash and common stock. However, the Company could only pay the interest in shares of its common stock if (i) all the equity conditions specified in the note ("Equity Conditions") had been met (unless waived by Maxim in writing) during the 20 trading days immediately prior to the interest payment date ("Interest Notice Period"), (ii) the Company had provided proper notice pursuant to the terms of the note and (iii) the Company had delivered to Maxims' account certain number of shares of its common stock to be applied against such interest payment prior to (but no more than five trading days before) the Interest Notice Period.
Threshold trading days | Integer									20
Conversion price | $ / shares										$ 1.93
Description of restrictive conversion terms									The Company was not permitted to convert any portion of the Series A-1 Note if doing so results in the Holder beneficially owning more than 4.99% of the outstanding common stock of the Company after giving effect to such conversion, provided that on 61 days' prior written notice from the Holder to the Company, that percentage could increase to 9.99%.	The Company was not permitted to convert any portion of the Series A-1 Note if doing so results in Maxim beneficially owning more than 4.99% of the outstanding common stock of the Company after giving effect to such conversion, provided that on 61 days' prior written notice from Maxim to the Company, that percentage could increase to 9.99%.
Series A 2 Exchange Convertible Note [Member] | Securities Exchange Agreement [Member] | Series A-1 Exchange Convertible Note [Member]
Principal amount of convertible securities									$ 1,000,000	$ 1,000,000
Threshold trading days | Integer									5
Conversion price | $ / shares										$ 1.93
Description of conversion terms									Automatically adjusted to the lower of (i) the conversion price then in effect and (ii) the greater of the arithmetic average of the VWAP of the Company's common stock in the five trading days prior to the notice of conversion and $0.50.	Automatically adjusted to the lower of (i) the conversion price then in effect, and (ii) the greater of the arithmetic average of the VWAP of the Company's common stock in the five trading days prior to the notice of conversion and $0.50.
Promissory Note [Member] | Securities Exchange Agreement [Member] | Series A-1 Exchange Convertible Note [Member]
Principal amount of debt instrument	$ 1,800,000													$ 1,800,000	1,800,000
Two Exchange Notes [Member] | Securities Exchange Agreement [Member] | Series A-1 Exchange Convertible Note [Member]
Debt forgiveness income															$ 1,500,000